UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08599

DWS Equity Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 04/30

Date of reporting period:01/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2008 (Unaudited)

DWS Disciplined Long/Short Growth Fund

	Shares	Value ($)

Long Positions 119.6%
Common Stocks 114.2%
Consumer Discretionary 12.1%
Auto Components 1.8%
Autoliv, Inc. (a)	2,100	104,895
Johnson Controls, Inc. (a)	2,900	102,573

		207,468
Hotels Restaurants & Leisure 2.4%
McDonald's Corp. (a)	2,400	128,520

Yum! Brands, Inc. (a)	4,600	157,136

		285,656
Household Durables 0.9%
Garmin Ltd. (a)	1,400	101,010
Internet & Catalog Retail 0.1%
Amazon.com, Inc.* (a)	200	15,540
Media 2.2%
DISH Network Corp. "A"*	3,900	110,136
The DIRECTV Group, Inc.* (a)	6,500	146,770

		256,906
Specialty Retail 4.7%
Barnes & Noble, Inc. (a)	400	13,580
Best Buy Co., Inc.	2,900	141,549
GameStop Corp. "A"*	2,300	118,979
RadioShack Corp. (a)	7,100	123,185
TJX Companies, Inc. (a)	5,100	160,956

		558,249
Consumer Staples 8.1%
Beverages 2.9%
Anheuser-Busch Companies, Inc. (a)	200	9,304
PepsiAmericas, Inc.	3,800	93,632
PepsiCo, Inc. (a)	3,600	245,484

		348,420
Food & Staples Retailing 2.7%
Kroger Co. (a)	3,100	78,895
Safeway, Inc.	3,500	108,465
Sysco Corp. (a)	4,400	127,820

		315,180
Household Products 1.4%
Colgate-Palmolive Co. (a)	2,200	169,400
Tobacco 1.1%
Altria Group, Inc. (a)	1,700	128,894
Energy 13.1%
Energy Equipment & Services 3.5%
FMC Technologies, Inc.*	2,300	110,768
Global Industries Ltd.* (a)	6,200	109,492
Schlumberger Ltd. (a)	500	37,730
Transocean, Inc.*	1,300	159,380

		417,370
Oil, Gas & Consumable Fuels 9.6%
Apache Corp.	1,200	114,528
Chesapeake Energy Corp. (a)	3,400	126,582
ConocoPhillips	1,500	120,480
ExxonMobil Corp. (a)	1,100	95,040
Frontier Oil Corp. (a)	2,700	95,229
Frontline Ltd.	2,800	119,196
Marathon Oil Corp.	2,200	103,070
Noble Energy (a)	1,600	116,128
St. Mary Land & Exploration Co.	3,300	116,259
W&T Offshore, Inc. (a)	4,400	124,476
Williams Companies, Inc. (a)	100	3,197

		1,134,185

Financials 7.6%
Capital Markets 5.5%
Bank of New York Mellon Corp.	3,000	139,890
Charles Schwab Corp.	5,000	111,500
Franklin Resources, Inc. (a)	600	62,538
Northern Trust Corp. (a)	1,400	102,704
State Street Corp.	500	41,060
TD Ameritrade Holding Corp.*	6,700	125,692
The Goldman Sachs Group, Inc. (a)	300	60,231

		643,615
Diversified Financial Services 1.1%
Nasdaq Stock Market, Inc.* (a)	2,800	129,556
Real Estate Investment Trusts 0.7%
ProLogis (REIT) (a)	400	23,740
Public Storage (REIT) (a)	300	23,475
Simon Property Group, Inc. (REIT) (a)	400	35,752

		82,967
Thrifts & Mortgage Finance 0.3%
IndyMac Bancorp, Inc. (a)	4,800	39,216
Health Care 17.2%
Biotechnology 1.5%
Gilead Sciences, Inc.* (a)	3,900	178,191
Health Care Equipment & Supplies 1.5%
Baxter International, Inc. (a)	3,000	182,220
Health Care Providers & Services 7.6%
Aetna, Inc. (a)	2,700	143,802
Express Scripts, Inc.*	2,100	141,729
Health Net, Inc.* (a)	2,600	120,874
Humana, Inc.* (a)	2,200	176,660
McKesson Corp. (a)	2,100	131,859
Medco Health Solutions, Inc.* (a)	3,600	180,288

		895,212
Pharmaceuticals 6.6%
Abbott Laboratories (a)	100	5,630
Bristol-Myers Squibb Co. (a)	7,800	180,882
Eli Lilly & Co. (a)	400	20,608
Johnson & Johnson	2,300	145,498
Merck & Co., Inc. (a)	3,000	138,840
Schering-Plough Corp.	8,000	156,560
Sepracor, Inc.* (a)	4,700	132,728

		780,746
Industrials 17.2%
Aerospace & Defense 3.3%
Boeing Co. (a)	2,600	216,268
Honeywell International, Inc. (a)	3,000	177,210

		393,478
Airlines 0.9%
US Airways Group, Inc.*	7,400	102,194
Commercial Services & Supplies 3.2%
Allied Waste Industries, Inc.* (a)	11,700	115,245
Steelcase, Inc. "A"	8,200	125,706

The Brink's Co. (a)	2,200	133,386

		374,337
Construction & Engineering 2.0%
Fluor Corp. (a)	1,000	121,670
Shaw Group, Inc.*	2,100	118,650

		240,320
Electrical Equipment 0.5%
Emerson Electric Co.	1,200	61,008
Industrial Conglomerates 1.1%
McDermott International, Inc.*	2,700	127,386
Machinery 3.8%
AGCO Corp.*	2,100	126,462
Caterpillar, Inc. (a)	2,700	192,078
Harsco Corp. (a)	2,200	125,224

		443,764
Marine 1.0%
Kirby Corp.*	2,700	124,146
Road & Rail 1.4%
Burlington Northern Santa Fe Corp. (a)	1,900	164,388
Information Technology 28.1%
Communications Equipment 2.2%
Cisco Systems, Inc.* (a)	5,100	124,950
Juniper Networks, Inc.*	4,800	130,320

		255,270
Computers & Peripherals 9.9%
Apple, Inc.* (a)	2,200	297,792
EMC Corp.*	7,200	114,264
Hewlett-Packard Co. (a)	1,700	74,375
International Business Machines Corp. (a)	1,900	203,946
Lexmark International, Inc. "A"* (a)	3,400	123,114
Network Appliance, Inc.*	5,500	127,710
QLogic Corp.* (a)	8,400	120,120
Seagate Technology (a)	5,600	113,512

		1,174,833
Electronic Equipment & Instruments 1.9%
Dolby Laboratories, Inc. "A"*	2,700	116,343
Tech Data Corp.* (a)	3,300	113,454

		229,797
Internet Software & Services 2.9%
eBay, Inc.* (a)	2,400	64,536
Google, Inc. "A"* (a)	400	225,720
Yahoo!, Inc.* (a)	2,800	53,704

		343,960
IT Services 2.2%
Computer Sciences Corp.*	2,800	118,496
MasterCard, Inc. "A"	700	144,900

		263,396
Semiconductors & Semiconductor Equipment 3.6%
Intel Corp. (a)	4,300	91,160
MEMC Electronic Materials, Inc.* (a)	1,900	135,774
National Semiconductor Corp.	600	11,058
Texas Instruments, Inc.	5,900	182,487

		420,479

Software 5.4%
Compuware Corp.* (a)	13,100	111,350
Microsoft Corp. (a)	16,100	524,860

		636,210
Materials 7.5%
Chemicals 1.0%
Eastman Chemical Co. (a)	1,800	118,926
Containers & Packaging 1.2%
Owens-Illinois, Inc.*	2,800	141,120
Metals & Mining 5.3%
AK Steel Holding Corp.*	2,800	133,784
Allegheny Technologies, Inc.	1,800	126,720
Freeport-McMoRan Copper & Gold, Inc. (a)	1,900	169,157
Southern Copper Corp. (a)	1,000	93,840
United States Steel Corp.	1,000	102,110

		625,611
Telecommunication Services 2.9%
Diversified Telecommunication Services 1.9%
Embarq Corp. (a)	2,500	113,250
Verizon Communications, Inc.	2,900	112,636

		225,886
Wireless Telecommunication Services 1.0%
Telephone & Data Systems, Inc. (a)	2,100	110,754
Utilities 0.4%
Independent Power Producers & Energy Traders
Constellation Energy Group (a)	500	46,980

Total Common Stocks (Cost $13,664,413)		13,494,244
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.6%
US Treasury Obligation
US Treasury Bill, 3.03% **, 4/17/2008 (b) (Cost $64,584)	65,000	64,745
	Shares	Value ($)

Cash Equivalents 4.8%
Cash Management QP Trust, 4.52% (c) (Cost $570,778)	570,778	570,778

	% of Net Assets	Value ($)

Total Long Positions (Cost $14,299,775)	119.6	14,129,767
Other Assets and Liabilities, Net	18.5	2,179,822
Notes Payable	(18.9)	(2,230,000)
Securities Sold Short	(19.2)	(2,264,077)

Net Assets	100.0	11,815,512
	Shares	Value ($)

Common Stocks Sold Short 19.2%
Consumer Discretionary 0.9%
Household Durables
Centex Corp.	3,900	108,342
Consumer Staples 0.8%
Beverages
Hansen Natural Corp.*	2,500	96,400
Energy 1.6%
Energy Equipment & Services 0.7%
Cameron International Corp.*	2,100	84,546
Oil, Gas & Consumable Fuels 0.9%
Peabody Energy Corp.	1,900	102,638
Health Care 3.7%
Biotechnology 0.8%
Amylin Pharmaceuticals, Inc.*	3,100	91,915
Health Care Equipment & Supplies 1.9%
Advanced Medical Optics, Inc.*	5,500	115,665
ResMed, Inc.*	2,400	111,792

		227,457
Pharmaceuticals 1.0%
APP Pharmaceuticals, Inc.*	10,700	112,457
Industrials 1.5%
Aerospace & Defense 0.5%
BE Aerospace, Inc.*	1,500	57,915
Air Freight & Logistics 0.2%
C.H. Robinson Worldwide, Inc.	400	22,216
Building Products 0.8%
Armstrong World Industries, Inc.*	2,700	99,117
Information Technology 3.9%
Electronic Equipment & Instruments 0.8%
Trimble Navigation Ltd.*	3,500	92,575
Semiconductors & Semiconductor Equipment 3.1%
Advanced Micro Devices, Inc.*	14,100	107,724
LSI Corp.*	8,300	43,326
Micron Technology, Inc.*	15,400	108,262
Rambus, Inc.*	5,800	112,868

		372,180
Materials 4.2%
Chemicals 1.1%
Westlake Chemical Corp.	6,500	130,650

Construction Materials 1.9%
Eagle Materials, Inc.	3,100	116,870
Vulcan Materials Co.	1,400	109,844

		226,714
Metals & Mining 0.2%
Cleveland-Cliffs, Inc.	200	20,368
Paper & Forest Products 1.0%
Louisiana-Pacific Corp.	7,700	117,579
Telecommunication Services 1.6%
Wireless Telecommunication Services
Leap Wireless International, Inc.*	3,000	124,050
NII Holdings, Inc.*	1,400	59,724

		183,774
Utilities 1.0%
Independent Power Producers & Energy Traders
Dynegy, Inc. "A"*	16,700	117,234

Total Common Stocks Sold Short (Proceeds $2,460,135)		2,264,077

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*					Non-income producing security.
**					Annualized yield at time of purchase; not a coupon rate.
(a)					Securities are pledged, in whole or in part, as collateral for short sales.
(b)					At January 31, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)					Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
As of January 31, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

S&P Mini 500 Index	3/20/2008	5	374,638	344,900	(29,738)

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Disciplined Long/Short Growth Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Disciplined Long/Short Growth Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	March 17, 2008